Accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts and notes receivable
Accounts receivable

	As at 31 December
	2020	2019

Accounts receivable	30,045,678	26,911,837
Notes receivable	8,325,966	5,552,422

	38,371,644	32,464,259

Less: Loss allowance	155,929	195,320

Total	38,215,715	32,268,939

Analysed into:
Accounts receivable
- At amortized cost	28,789,790	25,547,258
- At fair value through other comprehensive income	1,255,888	1,364,579

Notes receivable
- At amortized cost	8,325,966	5,552,422

Gross amounts of account receivable denominated in currencies

	As at 31 December
	2020	2019

RMB	35,113,954	29,382,384
S$(RMB equivalent)	996,686	1,077,008
US$(RMB equivalent)	21,640	39,146
PKR (RMB equivalent)	2,239,364	1,965,721

Total	38,371,644	32,464,259

Movements of loss allowance

	2020	2019
Beginning of the year	(195,320)	(146,913)
Provision	(24,105)	(64,838)
Reversal	441	16,596
Write-off	20	—
Others	62,772	—
Currency translation differences	263	(165)

End of the year	(155,929)	(195,320)

Ageing analysis of accounts receivable and notes receivable based on the invoice date

	As at 31 December
	2020	2019
Within 1 year	37,966,985	31,566,008
Between 1 to 2 years	174,604	696,401
Between 2 to 3 years	86,388	57,667
Over 3 years	143,667	144,183

Total	38,371,644	32,464,259